Commitments and contingencies (Details) (USD $)	Dec. 31, 2014
Other Commitments [Line Items]
2015	$ 217,618,986
2016	42,336
2017-2020	0
Vessels Under Construction [Member]
Other Commitments [Line Items]
2015	216,409,410
2016	0
2017-2020	0
Loan Commitment Fees [Member]
Other Commitments [Line Items]
2015	1,071,969
2016	0
2017-2020	0
Office Space [Member]
Other Commitments [Line Items]
2015	137,607
2016	42,336
2017-2020	$ 0